UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07319

Fidelity Covington Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Emerging Markets Multifactor ETF
Fidelity® International High Dividend ETF
Fidelity® International Multifactor ETF
Fidelity® International Value Factor ETF

Semi-Annual Report
April 30, 2024

Contents

Fidelity® Emerging Markets Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International High Dividend ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Multifactor ETF
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Value Factor ETF
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Multifactor ETF
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Tencent Holdings Ltd. (China, Interactive Media & Services)	4.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Longfor Properties Co. Ltd. (China, Real Estate Management & Development)	2.1
Emaar Properties PJSC (United Arab Emirates, Real Estate Management & Development)	1.7
Yuhan Corp. (Korea (South), Pharmaceuticals)	1.7
Terrafina (Mexico, Equity Real Estate Investment Trusts (REITs))	1.7
Dr. Reddy's Laboratories Ltd. (India, Pharmaceuticals)	1.4
Alibaba Group Holding Ltd. (China, Broadline Retail)	1.4
Aurobindo Pharma Ltd. (India, Pharmaceuticals)	1.4
PetroChina Co. Ltd. (H Shares) (China, Oil, Gas & Consumable Fuels)	1.3
20.5

Market Sectors (% of Fund's net assets)

Financials	20.1
Information Technology	18.0
Communication Services	12.8
Energy	11.0
Consumer Staples	8.7
Consumer Discretionary	8.4
Health Care	8.0
Real Estate	6.7
Industrials	2.9
Materials	2.8
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® Emerging Markets Multifactor ETF
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
Brazil - 2.0%
Banco do Brasil SA	51,600	272,978
BB Seguridade Participacoes SA	31,900	198,179
Caixa Seguridade Participacoes	69,400	209,682
TIM SA	92,400	313,936
Vale SA	16,300	199,037
TOTAL BRAZIL		1,193,812
Chile - 0.4%
Banco de Chile	1,959,723	218,294
China - 26.5%
Agricultural Bank of China Ltd. (H Shares)	549,000	246,380
Alibaba Group Holding Ltd.	85,800	815,633
Anta Sports Products Ltd.	14,600	167,445
Autohome, Inc. ADR Class A	12,879	330,990
Baidu, Inc. Class A (a)	36,500	488,614
Bank of China Ltd. (H Shares)	855,000	385,893
Bank of Communications Co. Ltd. (H Shares)	318,000	230,128
Bosideng International Holdings Ltd.	170,000	98,463
Brilliance China Automotive Holdings Ltd.	140,000	117,066
China CITIC Bank Corp. Ltd. (H Shares)	243,000	142,919
China Construction Bank Corp. (H Shares)	810,000	528,180
China Railway Group Ltd. (H Shares)	175,000	86,815
China Resources Pharmaceutical Group Ltd. (b)	1,080,000	701,478
China Shenhua Energy Co. Ltd. (H Shares)	152,000	635,504
China Tower Corp. Ltd. (H Shares) (b)	2,568,000	302,071
China Vanke Co. Ltd. (H Shares)	1,165,500	689,954
CITIC Pacific Ltd.	93,000	88,824
Fuyao Glass Industries Group Co. Ltd. (H Shares) (b)	19,200	115,501
Haier Smart Home Co. Ltd.	39,600	148,097
Hengan International Group Co. Ltd.	142,500	481,000
Industrial & Commercial Bank of China Ltd. (H Shares)	733,000	396,434
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	240,237	467,982
JD.com, Inc. Class A	19,150	281,085
Jiangxi Copper Co. Ltd. (H Shares)	76,000	156,447
Kingboard Chemical Holdings Ltd.	83,500	184,483
Lenovo Group Ltd.	182,000	207,802
Longfor Properties Co. Ltd. (b)	826,000	1,246,203
MINISO Group Holding Ltd. ADR	3,642	81,836
NetEase, Inc.	26,000	499,642
PDD Holdings, Inc. ADR (a)	4,036	505,226
People's Insurance Co. of China Group Ltd. (H Shares)	340,000	112,157
PetroChina Co. Ltd. (H Shares)	828,000	781,292
PICC Property & Casualty Co. Ltd. (H Shares)	116,000	144,904
Pop Mart International Group Ltd. (b)	33,600	145,635
Sinopharm Group Co. Ltd. (H Shares)	260,400	660,555
Tencent Holdings Ltd.	56,400	2,503,726
Topsports International Holdings Ltd. (b)	118,000	82,376
Trip.com Group Ltd. (a)	4,800	236,526
Vipshop Holdings Ltd. ADR	4,579	68,868
Yangzijiang Shipbuilding Holdings Ltd.	54,200	69,948
Yum China Holdings, Inc.	3,613	131,911
TOTAL CHINA		15,765,993
Egypt - 0.2%
Commercial International Bank SAE	97,875	147,068
Greece - 0.6%
Jumbo SA	6,150	191,884
OPAP SA	10,069	168,062
TOTAL GREECE		359,946
Hong Kong - 1.0%
WH Group Ltd. (b)	795,500	581,785
Hungary - 2.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	68,617	564,988
Richter Gedeon PLC	27,351	698,814
TOTAL HUNGARY		1,263,802
India - 16.8%
Angel One Ltd.	5,378	179,614
Asian Paints Ltd.	4,036	139,114
Aurobindo Pharma Ltd.	58,087	803,048
Bajaj Auto Ltd.	2,240	239,035
Bank of Baroda	73,419	247,703
Bharat Electronics Ltd.	58,562	164,064
Canara Bank Ltd.	36,388	271,243
Coal India Ltd.	108,377	590,099
Dr. Reddy's Laboratories Ltd.	10,971	815,801
Eicher Motors Ltd.	4,409	242,939
Federal Bank Ltd.	128,106	249,652
HCL Technologies Ltd.	9,386	153,733
HDFC Asset Management Co. Ltd. (b)	5,436	253,742
HDFC Standard Life Insurance Co. Ltd. (b)	36,160	252,945
Hero Motocorp Ltd.	3,834	208,759
Hindustan Aeronautics Ltd.	3,475	164,068
Hindustan Unilever Ltd.	21,809	583,007
Infosys Ltd.	25,745	438,323
ITC Ltd.	105,855	552,706
L&T Finance Ltd.	104,627	208,975
Motherson Sumi Wiring India Ltd.	214,928	177,870
NMDC Ltd.	37,164	113,314
Oil & Natural Gas Corp. Ltd.	179,225	607,575
Oil India Ltd.	86,872	645,687
Oracle Financial Services Soft	758	69,032
Pidilite Industries Ltd.	3,497	127,790
Polycab India Ltd.	2,154	146,288
Power Finance Corp. Ltd.	47,935	253,675
REC Ltd.	42,747	259,829
State Bank of India	38,272	378,999
Tata Consultancy Services Ltd.	7,704	352,776
Wipro Ltd.	17,465	96,790
TOTAL INDIA		9,988,195
Indonesia - 4.1%
PT Adaro Energy Indonesia Tbk	2,995,600	499,267
PT Astra International Tbk	242,600	76,838
PT Bank Central Asia Tbk	601,900	362,769
PT Bank Mandiri (Persero) Tbk	643,400	273,030
PT Indah Kiat Pulp & Paper Tbk	54,400	31,365
PT Indofood Sukses Makmur Tbk	1,119,600	430,351
PT Telkom Indonesia Persero Tbk	1,322,800	257,889
PT United Tractors Tbk	318,000	485,507
TOTAL INDONESIA		2,417,016
Korea (South) - 11.5%
Cosmo AM&T Co. Ltd. (a)	151	16,585
DB HiTek Co. Ltd.	246	7,369
Db Insurance Co. Ltd.	2,957	208,173
Doosan Bobcat, Inc.	2,461	92,949
GS Holdings Corp.	2,408	78,228
Hankook Tire Co. Ltd.	3,124	133,585
Hanmi Semiconductor Co. Ltd.	350	34,187
Hanwha Corp.	3,950	78,165
Hyundai Marine & Fire Insurance Co. Ltd.	7,224	163,600
Hyundai Mobis	978	161,691
Hyundai Steel Co.	1,534	35,905
Kia Corp.	2,670	227,957
KT&G Corp.	7,085	458,287
Kumho Petro Chemical Co. Ltd.	397	39,697
Leeno Industrial, Inc.	63	11,441
LG Corp.	1,648	94,676
LG Display Co. Ltd. (a)	1,970	15,023
LG Innotek Co. Ltd.	89	14,296
LG Uplus Corp.	32,523	231,786
NCSOFT Corp.	1,735	221,065
Orion Corp./Republic of Korea	6,550	440,268
POSCO	340	99,631
POSCO ICT Co. Ltd.	338	9,966
Samsung Electro-Mechanics Co. Ltd.	372	41,961
Samsung Electronics Co. Ltd.	37,958	2,128,460
Samsung SDI Co. Ltd.	347	108,963
Samsung SDS Co. Ltd.	257	29,770
SK Hynix, Inc.	3,523	444,039
Woori Financial Group, Inc.	21,264	218,933
Yuhan Corp.	19,130	1,002,107
TOTAL KOREA (SOUTH)		6,848,763
Malaysia - 0.9%
Malayan Banking Bhd	121,900	248,525
Petronas Chemicals Group Bhd	24,700	35,090
TIME dotCom Bhd	216,200	233,754
TOTAL MALAYSIA		517,369
Mexico - 4.4%
Arca Continental S.A.B. de CV	49,300	483,553
El Puerto de Liverpool S.A.B. Dcv Series C	7,900	63,372
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	3,300	113,970
Grupo Aeroportuario Norte S.A.B. de CV	9,500	105,747
Kimberly-Clark de Mexico SA de CV Series A	245,200	513,181
Promotora y Operadora de Infraestructura S.A.B. de CV	8,655	87,416
Qualitas Controladora S.A.B. de CV	18,500	243,236
Terrafina	403,800	998,213
TOTAL MEXICO		2,608,688
Qatar - 0.2%
Mesaieed Petrochemical Holding Co.	172,854	91,103
Russia - 0.1%
Gazprom OAO (a)(c)	14,450	1,505
Inter Rao Ues JSC (a)(c)	7,348,600	40,330
MMC Norilsk Nickel PJSC (a)(c)	18,800	1,245
Sberbank of Russia (a)(c)	38,410	235
Surgutneftegas OJSC (a)(c)	56,600	689
VTB Bank OJSC (a)(c)	91,900,000	3,495
TOTAL RUSSIA		47,499
Saudi Arabia - 2.7%
Al Rajhi Bank	16,189	344,878
Bupa Arabia for Cooperative Insurance Co.	1,525	98,072
Elm Co.	715	174,356
Luberef	2,020	81,649
Sabic Agriculture-Nutrients Co.	2,904	89,661
Saudi Telecom Co.	47,511	476,934
The Co. for Cooperative Insurance	2,713	107,779
The Saudi National Bank	26,095	261,604
TOTAL SAUDI ARABIA		1,634,933
South Africa - 1.8%
Exxaro Resources Ltd.	55,407	532,460
Kumba Iron Ore Ltd.	2,572	63,293
Momentum Metropolitan Holdings	192,636	210,783
Standard Bank Group Ltd.	28,377	266,796
TOTAL SOUTH AFRICA		1,073,332
Taiwan - 14.9%
Accton Technology Corp.	14,000	198,421
ASE Technology Holding Co. Ltd.	67,000	304,527
ASPEED Tech, Inc.	2,000	189,485
Catcher Technology Co. Ltd.	35,000	234,322
Chicony Electronics Co. Ltd.	41,000	254,975
Chipbond Technology Corp.	88,000	205,663
Chunghwa Telecom Co. Ltd.	93,000	354,155
Compal Electronics, Inc.	192,000	211,093
Elan Microelectronics Corp.	42,000	212,180
Far Eastern International Bank	485,000	228,633
Far Eastern New Century Corp.	154,000	153,707
Far EasTone Telecommunications Co. Ltd.	106,000	263,031
Formosa Plastics Corp.	46,000	96,769
Foxconn Technology Co. Ltd.	125,000	236,472
Getac Holdings Corp.	60,000	193,477
Gold Circuit Electronics Ltd.	28,000	169,400
International Games Systems Co. Ltd.	10,000	307,106
Jentech Precision Industrial Co. Ltd.	9,000	270,039
King Slide Works Co. Ltd.	6,000	226,645
King Yuan Electronics Co. Ltd.	80,000	235,366
Largan Precision Co. Ltd.	3,000	201,308
Lite-On Technology Corp.	69,000	211,903
MediaTek, Inc.	17,000	517,904
Micro-Star International Co. Ltd.	37,000	181,239
MiTAC Holdings Corp.	140,000	195,197
Novatek Microelectronics Corp.	15,000	284,688
Pegatron Corp.	85,000	255,037
Pou Chen Corp.	178,000	197,614
Radiant Opto-Electronics Corp.	47,000	287,237
Realtek Semiconductor Corp.	16,000	254,530
Simplo Technology Co. Ltd.	17,000	228,671
Sinopac Financial Holdings Co.	374,000	252,113
Taichung Commercial Bank Co. Ltd.	391,305	212,705
Taiwan Cooperative Financial Holding Co. Ltd.	288,550	232,173
Taiwan Fertilizer Co. Ltd.	36,000	72,305
Tripod Technology Corp.	34,000	206,222
Wiwynn Corp.	3,000	217,431
Yuanta Financial Holding Co. Ltd.	292,000	274,854
TOTAL TAIWAN		8,828,597
Thailand - 1.1%
Advanced Information Service PCL NVDR	47,300	252,071
Intouch Holdings PCL NVDR	123,900	223,996
Krung Thai Bank PCL NVDR	343,200	155,579
TOTAL THAILAND		631,646
Turkey - 5.3%
Akbank TAS	191,117	350,931
Bim Birlesik Magazalar A/S JSC	54,099	646,652
Haci Omer Sabanci Holding A/S	101,767	290,121
Koc Holding A/S	19,681	137,441
Turkcell Iletisim Hizmet A/S	169,918	424,054
Turkiye Is Bankasi A/S Series C	718,134	304,098
Turkiye Petrol Rafinerileri A/S	112,471	680,179
Yapi ve Kredi Bankasi A/S	323,249	322,286
TOTAL TURKEY		3,155,762
United Arab Emirates - 2.3%
Abu Dhabi Islamic Bank	83,568	253,919
Emaar Properties PJSC	459,308	1,026,687
Salik Co. PJSC	96,906	91,289
TOTAL UNITED ARAB EMIRATES		1,371,895
TOTAL COMMON STOCKS (Cost $55,189,570)		58,745,498

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Brazil - 0.6%
Bradespar SA (PN)	14,700	56,524
Itausa-Investimentos Itau SA (PN)	131,029	241,677
Metalurgica Gerdau SA (PN)	33,700	68,790
TOTAL BRAZIL		366,991
Russia - 0.0%
AK Transneft OAO (a)(c)	1,200	3,466
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $403,978)		370,457

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $151,076)	151,045	151,076

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $55,744,624)	59,267,031
NET OTHER ASSETS (LIABILITIES) - 0.2%	122,119
NET ASSETS - 100.0%	59,389,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5	Jun 2024	260,500	1,216	1,216

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,681,736 or 6.2% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	6,540,074	6,389,051	4,832	53	-	151,076	0.0%
Total	-	6,540,074	6,389,051	4,832	53	-	151,076

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,684,820	7,684,820	-	-
Consumer Discretionary	5,008,436	5,008,436	-	-
Consumer Staples	5,170,790	5,170,790	-	-
Energy	6,496,200	6,490,540	-	5,660
Financials	11,920,570	11,916,840	-	3,730
Health Care	4,681,803	4,681,803	-	-
Industrials	1,830,433	1,830,433	-	-
Information Technology	10,722,787	10,722,787	-	-
Materials	1,598,729	1,597,484	-	1,245
Real Estate	3,961,057	3,961,057	-	-
Utilities	40,330	-	-	40,330

Money Market Funds	151,076	151,076	-	-
Total Investments in Securities:	59,267,031	59,216,066	-	50,965
Derivative Instruments: Assets
Futures Contracts	1,216	1,216	-	-
Total Assets	1,216	1,216	-	-
Total Derivative Instruments:	1,216	1,216	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,216	0
Total Equity Risk	1,216	0
Total Value of Derivatives	1,216	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Emerging Markets Multifactor ETF
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,593,548)	$59,115,955
Fidelity Central Funds (cost $151,076)	151,076

Total Investment in Securities (cost $55,744,624)		$59,267,031
Segregated cash with brokers for derivative instruments		22,513
Foreign currency held at value (cost $196,744)		184,052
Dividends receivable		113,556
Distributions receivable from Fidelity Central Funds		1,912
Total assets		59,589,064
Liabilities
Accrued management fee	$11,972
Payable for daily variation margin on futures contracts	3,152
Deferred taxes	184,755
Other payables and accrued expenses	35
Total liabilities		199,914
Net Assets		$59,389,150
Net Assets consist of:
Paid in capital		$59,227,603
Total accumulated earnings (loss)		161,547
Net Assets		$59,389,150
Net Asset Value, offering price and redemption price per share ($59,389,150 ÷ 2,400,000 shares)		$24.75
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$732,360
Income from Fidelity Central Funds		4,832
Income before foreign taxes withheld		$737,192
Less foreign taxes withheld		(94,858)
Total income		642,334
Expenses
Management fee	$48,446
Independent trustees' fees and expenses	80
Total expenses before reductions	48,526
Expense reductions	(277)
Total expenses after reductions		48,249
Net Investment income (loss)		594,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $174,472)	314,307
Fidelity Central Funds	53
Foreign currency transactions	(50,244)
Futures contracts	16,025
Total net realized gain (loss)		280,141
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $93,164)	4,109,624
Assets and liabilities in foreign currencies	(2,422)
Futures contracts	1,978
Total change in net unrealized appreciation (depreciation)		4,109,180
Net gain (loss)		4,389,321
Net increase (decrease) in net assets resulting from operations		$4,983,406
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$594,085	$1,033,942
Net realized gain (loss)	280,141	(1,236,537)
Change in net unrealized appreciation (depreciation)	4,109,180	3,102,891
Net increase (decrease) in net assets resulting from operations	4,983,406	2,900,296
Distributions to shareholders	(379,400)	(1,198,769)
Distributions to shareholders from tax return of capital	-	(11,231)

Total Distributions	(379,400)	(1,210,000)
Share transactions
Proceeds from sales of shares	29,142,414	4,445,155

Net increase (decrease) in net assets resulting from share transactions	29,142,414	4,445,155
Total increase (decrease) in net assets	33,746,420	6,135,451

Net Assets
Beginning of period	25,642,730	19,507,279
End of period	$59,389,150	$25,642,730

Other Information
Shares
Sold	1,200,000	200,000
Net increase (decrease)	1,200,000	200,000

Financial Highlights
Fidelity® Emerging Markets Multifactor ETF

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$21.37	$19.51	$25.88	$23.12	$24.68	$25.00
Income from Investment Operations
Net investment income (loss) B,C	.36	.95	.89	.72	.55	.50
Net realized and unrealized gain (loss)	3.27	1.96	(6.37)	2.67	(1.57)	(.34)
Total from investment operations	3.63	2.91	(5.48)	3.39	(1.02)	.16
Distributions from net investment income	(.25)	(1.04)	(.86)	(.63)	(.54)	(.48)
Distributions from tax return of capital	-	(.01)	(.03)	-	-	-
Total distributions	(.25)	(1.05)	(.89)	(.63)	(.54)	(.48)
Net asset value, end of period	$24.75	$21.37	$19.51	$25.88	$23.12	$24.68
Total Return D,E,F	17.04%	14.76%	(21.56)%	14.55%	(4.03)%	.66%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25% I	.45%	.45%	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.25 % I	.45%	.45%	.45%	.45%	.45% I
Expenses net of all reductions	.25% I	.45%	.45%	.45%	.45%	.45% I
Net investment income (loss)	3.05% I	4.29%	3.84%	2.64%	2.39%	3.05% I
Supplemental Data
Net assets, end of period (000 omitted)	$59,389	$25,643	$19,507	$20,703	$9,249	$9,872
Portfolio turnover rate J	57 % I,K	82% K	91% K	65% K	66%	34% K,L

AFor the period February 26, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KPortfolio turnover rate excludes securities received or delivered in-kind.

LAmount not annualized.

Fidelity® International High Dividend ETF
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Engie SA (France, Multi-Utilities)	3.0
Telefonica SA (Spain, Diversified Telecommunication Services)	3.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	3.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	2.9
Enel SpA (Italy, Electric Utilities)	2.8
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.6
Hong Kong & China Gas Co. Ltd. (Hong Kong, Gas Utilities)	2.5
Glencore PLC (Australia, Metals & Mining)	2.4
Enbridge, Inc. (Canada, Oil, Gas & Consumable Fuels)	2.2
Tourmaline Oil Corp. (Canada, Oil, Gas & Consumable Fuels)	2.2
26.6

Market Sectors (% of Fund's net assets)

Financials	28.0
Materials	14.4
Energy	12.8
Utilities	10.3
Communication Services	10.3
Industrials	10.3
Consumer Discretionary	4.7
Health Care	4.2
Information Technology	2.3
Consumer Staples	1.7

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International High Dividend ETF
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Australia - 10.7%
ANZ Group Holdings Ltd.	76,572	1,400,172
BHP Group Ltd.	63,601	1,777,109
Brambles Ltd.	16,640	157,972
Glencore PLC	395,160	2,314,178
IGO Ltd.	251,988	1,294,301
Sonic Healthcare Ltd.	13,390	232,760
Wesfarmers Ltd.	5,600	242,872
Westpac Banking Corp.	87,239	1,470,599
Woodside Energy Group Ltd.	77,177	1,414,743
TOTAL AUSTRALIA		10,304,706
Austria - 2.0%
OMV AG	41,076	1,962,369
Brazil - 1.4%
Yara International ASA	47,161	1,352,123
Canada - 16.0%
Bank of Nova Scotia	21,818	1,003,039
BCE, Inc.	52,172	1,717,611
Canadian Imperial Bank of Commerce	21,314	996,934
Canadian National Railway Co.	4,355	529,663
Canadian Tire Ltd. Class A (non-vtg.)	1,358	131,456
Emera, Inc.	55,611	1,879,404
Enbridge, Inc.	60,390	2,151,684
Nutrien Ltd.	34,897	1,843,850
Royal Bank of Canada	14,627	1,418,037
The Toronto-Dominion Bank	21,499	1,278,031
Thomson Reuters Corp.	2,601	393,657
Tourmaline Oil Corp.	42,829	2,097,416
TOTAL CANADA		15,440,782
China - 0.2%
Wilmar International Ltd.	65,200	154,424
Denmark - 1.3%
A.P. Moller - Maersk A/S Series B	240	350,606
Novo Nordisk A/S Series B	7,167	927,399
Svitzer A/S	480	16,161
TOTAL DENMARK		1,294,166
Finland - 3.3%
Kesko Oyj	6,104	104,623
Kone OYJ (B Shares)	9,121	446,670
Nokia Corp.	36,080	131,611
Nordea Bank Abp	110,588	1,295,713
Sampo Oyj (A Shares)	29,361	1,190,470
TOTAL FINLAND		3,169,087
France - 10.4%
BNP Paribas SA	21,138	1,528,108
Bouygues SA	11,929	441,453
Capgemini SA	673	142,410
Compagnie Generale des Etablissements Michelin SCA Series B	7,873	304,571
Engie SA	167,860	2,920,209
EssilorLuxottica SA	969	208,050
LVMH Moet Hennessy Louis Vuitton SE	786	650,829
Rexel SA	16,245	424,348
TotalEnergies SE	38,931	2,855,194
VINCI SA	4,864	573,392
TOTAL FRANCE		10,048,564
Germany - 3.9%
BASF AG	37,090	1,949,413
Bayer AG	4,505	131,744
Bayerische Motoren Werke AG (BMW)	2,716	297,523
DHL Group	17,376	729,423
Fresenius SE & Co. KGaA	3,598	107,605
Infineon Technologies AG	4,609	161,250
Mercedes-Benz Group AG (Germany)	4,762	361,210
TOTAL GERMANY		3,738,168
Hong Kong - 2.9%
ASMPT Ltd.	29,500	371,145
Hong Kong & China Gas Co. Ltd.	3,175,000	2,423,509
TOTAL HONG KONG		2,794,654
Italy - 4.2%
Enel SpA	415,423	2,745,545
Mediobanca SpA	90,978	1,298,664
TOTAL ITALY		4,044,209
Japan - 15.8%
Astellas Pharma, Inc.	26,700	256,879
Canon, Inc.	8,900	242,061
Isuzu Motors Ltd.	21,200	269,370
Japan Tobacco, Inc.	10,700	288,638
Kawasaki Kisen Kaisha Ltd.	34,200	480,515
Mitsubishi Corp.	42,600	979,964
Mitsui & Co. Ltd.	17,100	830,089
Mitsui OSK Lines Ltd.	15,300	485,159
Mizuho Financial Group, Inc.	67,500	1,309,122
Nippon Steel & Sumitomo Metal Corp.	82,000	1,845,150
Nippon Yusen KK	16,300	462,592
Niterra Co. Ltd.	10,600	348,382
Sekisui House Ltd.	13,700	315,675
SoftBank Corp.	227,700	2,765,130
Sumco Corp.	14,100	213,608
Sumitomo Mitsui Financial Group, Inc.	25,800	1,472,271
Sumitomo Mitsui Trust Holdings, Inc.	53,200	1,121,708
Takeda Pharmaceutical Co. Ltd.	12,200	321,969
Tokyo Electron Ltd.	1,700	379,398
Toyota Motor Corp.	39,135	904,732
TOTAL JAPAN		15,292,412
Netherlands - 2.2%
ABN AMRO Bank NV:
GDR (Bearer) (a)	81,583	1,316,340
rights (b)(c)	81,583	77,637
ASML Holding NV (Netherlands)	647	576,066
Koninklijke Ahold Delhaize NV	5,098	155,027
TOTAL NETHERLANDS		2,125,070
Norway - 3.7%
Equinor ASA	67,310	1,817,054
Mowi ASA	6,771	119,809
Norsk Hydro ASA	269,989	1,679,790
TOTAL NORWAY		3,616,653
Singapore - 1.8%
Oversea-Chinese Banking Corp. Ltd.	171,200	1,788,891
Spain - 4.7%
Banco Bilbao Vizcaya Argentaria SA	150,303	1,635,239
Telefonica SA	638,481	2,871,419
TOTAL SPAIN		4,506,658
Sweden - 2.0%
Svenska Handelsbanken AB (A Shares)	113,996	998,928
Telefonaktiebolaget LM Ericsson (B Shares)	23,263	119,156
Volvo AB (B Shares)	31,855	822,503
TOTAL SWEDEN		1,940,587
Switzerland - 2.4%
Kuehne & Nagel International AG	1,591	422,752
Novartis AG	4,911	476,830
Zurich Insurance Group Ltd.	2,987	1,446,683
TOTAL SWITZERLAND		2,346,265
United Kingdom - 8.5%
AstraZeneca PLC (United Kingdom)	3,706	559,733
BAE Systems PLC	39,124	653,025
British American Tobacco PLC (United Kingdom)	8,732	257,053
CK Hutchison Holdings Ltd.	47,000	229,856
DCC PLC (United Kingdom)	6,342	435,571
HSBC Holdings PLC (United Kingdom)	235,650	2,052,501
Imperial Brands PLC	8,842	202,443
Schroders PLC	214,889	949,290
Taylor Wimpey PLC	226,360	373,853
Vodafone Group PLC	2,999,881	2,541,513
TOTAL UNITED KINGDOM		8,254,838
United States of America - 1.7%
GSK PLC	12,084	253,141
Nestle SA (Reg. S)	3,907	392,766
Roche Holding AG (participation certificate)	1,758	422,848
Sanofi SA	3,032	301,762
Stellantis NV (Italy)	13,981	312,139
TOTAL UNITED STATES OF AMERICA		1,682,656
TOTAL COMMON STOCKS (Cost $96,127,467)		95,857,282

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $83,612)	83,595	83,612

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $96,211,079)	95,940,894
NET OTHER ASSETS (LIABILITIES) - 0.8%	801,244
NET ASSETS - 100.0%	96,742,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Jun 2024	907,000	(27,440)	(27,440)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,316,340 or 1.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	30,635	6,799,196	6,746,219	3,049	-	-	83,612	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,024,860	3,411,268	5,436,128	6,433	-	-	-	0.0%
Total	2,055,495	10,210,464	12,182,347	9,482	-	-	83,612

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,895,673	9,895,673	-	-
Consumer Discretionary	4,512,612	4,512,612	-	-
Consumer Staples	1,674,783	1,674,783	-	-
Energy	12,298,460	12,298,460	-	-
Financials	27,048,377	27,048,377	-	-
Health Care	4,200,720	4,200,720	-	-
Industrials	9,865,371	9,865,371	-	-
Information Technology	2,336,705	2,336,705	-	-
Materials	14,055,914	14,055,914	-	-
Utilities	9,968,667	9,968,667	-	-

Money Market Funds	83,612	83,612	-	-
Total Investments in Securities:	95,940,894	95,940,894	-	-
Derivative Instruments: Liabilities
Futures Contracts	(27,440)	(27,440)	-	-
Total Liabilities	(27,440)	(27,440)	-	-
Total Derivative Instruments:	(27,440)	(27,440)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(27,440)
Total Equity Risk	0	(27,440)
Total Value of Derivatives	0	(27,440)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International High Dividend ETF
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $96,127,467)	$95,857,282
Fidelity Central Funds (cost $83,612)	83,612

Total Investment in Securities (cost $96,211,079)		$95,940,894
Segregated cash with brokers for derivative instruments		36,868
Foreign currency held at value (cost $169,876)		169,803
Receivable for investments sold		235
Dividends receivable		498,449
Reclaims receivable		199,925
Distributions receivable from Fidelity Central Funds		252
Other receivables		363
Total assets		96,846,789
Liabilities
Payable for investments purchased on a delayed delivery basis	$77,637
Accrued management fee	14,534
Payable for daily variation margin on futures contracts	12,480
Total liabilities		104,651
Net Assets		$96,742,138
Net Assets consist of:
Paid in capital		$106,606,027
Total accumulated earnings (loss)		(9,863,889)
Net Assets		$96,742,138
Net Asset Value, offering price and redemption price per share ($96,742,138 ÷ 4,700,000 shares)		$20.58
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$2,641,515
Income from Fidelity Central Funds (including $6,433 from security lending)		9,482
Income before foreign taxes withheld		$2,650,997
Less foreign taxes withheld		(281,752)
Total income		2,369,245
Expenses
Management fee	$84,082
Independent trustees' fees and expenses	228
Total expenses before reductions	84,310
Expense reductions	(166)
Total expenses after reductions		84,144
Net Investment income (loss)		2,285,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,708,096)
Redemptions in-kind	2,092,472
Foreign currency transactions	21,623
Futures contracts	60,673
Total net realized gain (loss)		(533,328)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,654,985
Assets and liabilities in foreign currencies	(24,881)
Futures contracts	4,260
Total change in net unrealized appreciation (depreciation)		12,634,364
Net gain (loss)		12,101,036
Net increase (decrease) in net assets resulting from operations		$14,386,137
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,285,101	$4,080,155
Net realized gain (loss)	(533,328)	(1,882,311)
Change in net unrealized appreciation (depreciation)	12,634,364	7,259,993
Net increase (decrease) in net assets resulting from operations	14,386,137	9,457,837
Distributions to shareholders	(1,992,100)	(4,144,700)

Share transactions
Proceeds from sales of shares	9,892,925	-
Cost of shares redeemed	(6,057,904)	(5,529,770)

Net increase (decrease) in net assets resulting from share transactions	3,835,021	(5,529,770)
Total increase (decrease) in net assets	16,229,058	(216,633)

Net Assets
Beginning of period	80,513,080	80,729,713
End of period	$96,742,138	$80,513,080

Other Information
Shares
Sold	500,000	-
Redeemed	(300,000)	(300,000)
Net increase (decrease)	200,000	(300,000)

Financial Highlights
Fidelity® International High Dividend ETF

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$17.89	$16.82	$21.08	$15.10	$20.96	$20.56
Income from Investment Operations
Net investment income (loss) A,B	.49	.89	.97	.77	.60	1.04
Net realized and unrealized gain (loss)	2.63	1.08	(4.22)	5.95	(5.81)	.31
Total from investment operations	3.12	1.97	(3.25)	6.72	(5.21)	1.35
Distributions from net investment income	(.43)	(.90)	(1.01)	(.74)	(.65)	(.95)
Total distributions	(.43)	(.90)	(1.01)	(.74)	(.65)	(.95)
Net asset value, end of period	$20.58	$17.89	$16.82	$21.08	$15.10	$20.96
Total Return C,D,E	17.48%	11.57%	(15.83)%	44.78%	(24.98)%	6.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18% H	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.18% H	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	4.89% H	4.68%	4.96%	3.82%	3.38%	5.07%
Supplemental Data
Net assets, end of period (000 omitted)	$96,742	$80,513	$80,730	$82,197	$45,290	$44,022
Portfolio turnover rate I,J	123 % H	67%	71%	67%	82%	47%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® International Multifactor ETF
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.6
Redeia Corp. SA (Spain, Electric Utilities)	1.4
Tokyo Gas Co. Ltd. (Japan, Gas Utilities)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
PSP Swiss Property AG (Switzerland, Real Estate Management & Development)	1.3
Snam SpA (Italy, Gas Utilities)	1.3
Endesa SA (Spain, Electric Utilities)	1.3
Publicis Groupe SA (France, Media)	1.3
BKW AG (Switzerland, Electric Utilities)	1.3
14.9

Market Sectors (% of Fund's net assets)

Financials	16.9
Health Care	16.0
Consumer Staples	13.4
Industrials	13.4
Communication Services	8.3
Utilities	7.7
Consumer Discretionary	7.2
Real Estate	6.5
Information Technology	4.7
Materials	3.4
Energy	1.7

Asset Allocation (% of Fund's net assets)

Futures - 0.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Multifactor ETF
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
Australia - 5.1%
BHP Group Ltd.	9,588	267,903
Brambles Ltd.	14,517	137,817
Fortescue Ltd.	4,877	82,497
Insurance Australia Group Ltd.	72,629	303,721
JB Hi-Fi Ltd.	1,968	78,017
Medibank Private Ltd.	112,424	259,889
Rio Tinto Ltd.	1,079	91,428
Rio Tinto PLC	2,757	188,903
Sonic Healthcare Ltd.	30,807	535,521
Suncorp Group Ltd.	31,681	341,908
Telstra Group Ltd.	279,328	665,671
Washington H. Soul Pattinson & Co. Ltd.	12,603	267,363
Wesfarmers Ltd.	4,182	181,374
TOTAL AUSTRALIA		3,402,012
Austria - 0.1%
Mondi PLC	4,418	84,031
Brazil - 0.2%
Yara International ASA	4,472	128,214
Canada - 8.9%
ARC Resources Ltd.	4,429	80,369
B2Gold Corp.	56,371	142,789
Boyd Group Services, Inc.	934	175,012
Canadian Apartment Properties (REIT) unit	17,124	534,093
Canadian National Railway Co.	3,090	375,811
Canadian Natural Resources Ltd.	1,935	146,930
CGI, Inc. Class A (sub. vtg.) (a)	1,648	167,325
Constellation Software, Inc.	89	229,604
Constellation Software, Inc. warrants 3/31/40 (a)(b)	40	0
Dollarama, Inc.	2,141	178,966
Fairfax Financial Holdings Ltd. (sub. vtg.)	272	296,324
Great-West Lifeco, Inc.	7,311	216,640
iA Financial Corp., Inc.	3,517	213,654
Imperial Oil Ltd.	1,196	82,397
Intact Financial Corp.	1,881	309,796
Loblaw Companies Ltd.	4,440	487,872
Manulife Financial Corp.	15,034	351,379
Metro, Inc.	8,300	425,437
Northland Power, Inc.	41,785	639,009
Parkland Corp.	1,880	58,035
Power Corp. of Canada (sub. vtg.)	9,022	240,876
Stantec, Inc.	2,671	213,101
Stella-Jones, Inc.	2,690	156,601
TMX Group Ltd.	9,496	251,941
TOTAL CANADA		5,973,961
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	92,000	284,074
Denmark - 4.2%
A.P. Moller - Maersk A/S Series B	127	185,529
Carlsberg A/S Series B	3,705	500,986
Demant A/S (a)	5,301	255,651
Novo Nordisk A/S Series B	13,344	1,726,696
Pandora A/S	1,088	166,818
Svitzer A/S	254	8,552
TOTAL DENMARK		2,844,232
Finland - 0.7%
Kone OYJ (B Shares)	4,958	242,801
Orion Oyj (B Shares)	5,359	205,081
TOTAL FINLAND		447,882
France - 7.6%
bioMerieux SA	2,248	240,367
Compagnie de St.-Gobain	4,041	322,594
Dassault Aviation SA	1,056	227,181
Dassault Systemes SA	3,160	125,118
Edenred SA	4,817	228,995
Eiffage SA	2,027	217,387
Gaztransport et Technigaz SA	198	27,734
Hermes International SCA	136	327,336
Ipsen SA	2,139	260,961
L'Oreal SA	1,702	800,103
La Francaise des Jeux SAEM (c)	3,431	130,088
Publicis Groupe SA	7,652	849,690
SCOR SE	8,447	276,739
Sodexo SA	1,811	158,302
Sopra Steria Group	411	90,529
Thales SA	1,548	261,439
TotalEnergies SE	2,427	177,996
VINCI SA	2,866	337,858
TOTAL FRANCE		5,060,417
Germany - 4.9%
Allianz SE	1,865	531,641
Bayerische Motoren Werke AG (BMW)	2,012	220,404
Beiersdorf AG	3,289	494,281
Deutsche Borse AG	1,504	291,317
DHL Group	4,104	172,281
Fresenius Medical Care AG & Co. KGaA	6,624	280,475
Fresenius SE & Co. KGaA	9,612	287,465
Hannover Reuck SE	989	245,760
Knorr-Bremse AG	1,395	103,741
Siemens AG	2,429	456,849
Talanx AG	2,916	220,438
TOTAL GERMANY		3,304,652
Hong Kong - 1.2%
Jardine Matheson Holdings Ltd.	2,377	91,205
Sino Land Ltd.	667,295	717,531
TOTAL HONG KONG		808,736
Ireland - 0.7%
Glanbia PLC	24,702	471,201
Israel - 2.0%
Bank Hapoalim BM (Reg.)	26,972	244,684
Bank Leumi le-Israel BM	30,389	238,556
Icl Group Ltd.	32,090	151,489
Israel Discount Bank Ltd. (Class A)	44,449	229,602
Mizrahi Tefahot Bank Ltd.	5,827	213,412
NICE Ltd. (a)	549	123,172
Nova Ltd. (a)	667	115,674
TOTAL ISRAEL		1,316,589
Italy - 3.3%
Assicurazioni Generali SpA	12,096	296,181
BPER Banca	58,363	305,221
Buzzi SpA	4,339	157,093
Eni SpA	3,764	60,917
Ferrari NV (Italy)	621	257,102
Recordati SpA	4,509	241,303
Snam SpA	191,701	881,808
TOTAL ITALY		2,199,625
Japan - 23.3%
Advance Residence Investment Corp.	371	805,112
Dai Nippon Printing Co. Ltd.	6,900	201,960
Daito Trust Construction Co. Ltd.	7,100	763,172
Daiwa Securities Group, Inc.	32,600	240,722
Honda Motor Co. Ltd.	26,500	305,138
INPEX Corp.	6,700	101,864
Itochu Corp.	7,700	349,170
Japan Exchange Group, Inc.	10,200	240,278
Japan Tobacco, Inc.	20,600	555,695
Kajima Corp.	11,000	212,010
KDDI Corp.	24,100	673,847
Kyushu Financial Group, Inc.	31,300	210,636
McDonald's Holdings Co. (Japan) Ltd.	4,100	180,815
Medipal Holdings Corp.	25,600	401,817
Mitsubishi Corp.	21,500	494,583
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,400	197,721
Mitsui & Co. Ltd.	8,300	402,909
NEC Corp.	3,200	233,851
Nexon Co. Ltd.	41,600	653,350
Nippon Telegraph & Telephone Corp.	598,200	649,271
NOF Corp.	8,300	111,975
Obayashi Corp.	20,800	232,896
OBIC Co. Ltd.	1,200	155,257
Ono Pharmaceutical Co. Ltd.	25,000	361,580
Otsuka Corp.	8,600	172,038
Otsuka Holdings Co. Ltd.	12,200	522,685
Sanwa Holdings Corp.	12,100	199,187
SCSK Corp.	9,600	175,419
Secom Co. Ltd.	2,900	202,345
Sekisui Chemical Co. Ltd.	13,000	190,128
Sekisui House Ltd.	9,100	209,682
SHIMANO, Inc.	1,400	229,664
Shin-Etsu Chemical Co. Ltd.	6,300	248,013
Shionogi & Co. Ltd.	9,200	431,105
Sojitz Corp.	8,000	206,348
Sompo Holdings, Inc.	14,300	283,519
Subaru Corp.	10,000	224,446
Sumitomo Corp.	10,900	287,799
Sumitomo Forestry Co. Ltd.	6,300	195,568
Suntory Beverage & Food Ltd.	13,900	452,778
TIS, Inc.	8,100	173,772
Tokio Marine Holdings, Inc.	13,100	415,481
Tokyo Gas Co. Ltd.	41,100	924,303
Toppan Holdings, Inc.	7,300	173,866
Toyo Suisan Kaisha Ltd.	8,400	525,304
Trend Micro, Inc.	3,300	163,778
USS Co. Ltd.	19,200	147,143
Zensho Holdings Co. Ltd.	3,700	144,247
TOTAL JAPAN		15,634,247
Jordan - 0.4%
Hikma Pharmaceuticals PLC	10,061	242,383
Netherlands - 3.9%
ASML Holding NV (Netherlands)	863	768,385
EXOR NV	2,251	247,187
Koninklijke Ahold Delhaize NV	18,951	576,290
Koninklijke KPN NV	206,873	753,846
Wolters Kluwer NV	1,968	296,178
TOTAL NETHERLANDS		2,641,886
Norway - 0.7%
Equinor ASA	1,780	48,052
Orkla ASA	57,936	396,559
TOTAL NORWAY		444,611
Portugal - 0.7%
Galp Energia SGPS SA Class B	2,018	43,586
Jeronimo Martins SGPS SA	19,715	407,903
TOTAL PORTUGAL		451,489
Singapore - 1.8%
CapitaLand Integrated Commercial Trust	474,000	681,239
Oversea-Chinese Banking Corp. Ltd.	31,181	325,814
Singapore Exchange Ltd.	30,100	206,589
TOTAL SINGAPORE		1,213,642
Spain - 3.1%
Endesa SA	47,154	862,172
Industria de Diseno Textil SA	5,544	254,011
Redeia Corp. SA	55,912	935,618
TOTAL SPAIN		2,051,801
Sweden - 3.1%
Atlas Copco AB (A Shares)	19,606	349,128
Epiroc AB (A Shares)	10,796	203,410
Essity AB (B Shares)	20,803	520,459
Evolution AB (c)	1,481	166,236
H&M Hennes & Mauritz AB (B Shares)	10,884	175,270
Holmen AB (B Shares)	3,802	149,504
Securitas AB (B Shares)	16,633	168,893
Swedish Orphan Biovitrum AB (a)	9,419	244,917
Telefonaktiebolaget LM Ericsson (B Shares)	22,067	113,030
TOTAL SWEDEN		2,090,847
Switzerland - 6.3%
Banque Cantonale Vaudoise	1,617	169,607
BKW AG	5,675	843,376
Galenica AG (c)	2,789	213,626
Geberit AG (Reg.)	402	216,352
Kuehne & Nagel International AG	687	182,546
Logitech International SA (Reg.)	1,359	106,776
Novartis AG	9,459	918,415
Partners Group Holding AG	205	265,875
PSP Swiss Property AG	7,329	910,182
UBS Group AG	15,233	403,102
TOTAL SWITZERLAND		4,229,857
United Kingdom - 12.1%
3i Group PLC	10,010	360,478
Admiral Group PLC	7,595	259,530
AstraZeneca PLC (United Kingdom)	7,176	1,083,822
Auto Trader Group PLC (c)	77,247	675,526
BAE Systems PLC	14,542	242,723
British American Tobacco PLC (United Kingdom)	19,044	560,618
CK Hutchison Holdings Ltd.	22,000	107,592
Compass Group PLC	9,692	270,872
Computacenter PLC	2,554	82,572
IG Group Holdings PLC	25,500	238,835
Imperial Brands PLC	17,101	391,537
InterContinental Hotel Group PLC	2,029	199,489
J Sainsbury PLC	104,207	343,692
Man Group PLC	76,281	246,047
Marks & Spencer Group PLC	115,283	369,251
RELX PLC (London Stock Exchange)	7,445	307,914
Rightmove PLC	98,168	633,043
Rolls-Royce Holdings PLC (a)	47,550	245,959
Sage Group PLC	7,890	115,195
Smith & Nephew PLC	19,567	239,863
Standard Chartered PLC (United Kingdom)	34,879	301,261
Unilever PLC	15,629	810,192
TOTAL UNITED KINGDOM		8,086,011
United States of America - 4.6%
CRH PLC	2,131	166,397
Experian PLC	4,716	191,563
GSK PLC	25,784	540,135
Holcim AG	2,739	230,492
Roche Holding AG (participation certificate)	3,412	820,681
Sanofi SA	6,274	624,425
Shell PLC (London)	6,791	243,451
Stellantis NV (Italy)	10,727	239,490
TOTAL UNITED STATES OF AMERICA		3,056,634
TOTAL COMMON STOCKS (Cost $63,877,378)		66,469,034

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $208,323)	208,282	208,323

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $64,085,701)	66,677,357
NET OTHER ASSETS (LIABILITIES) - 0.4%	274,611
NET ASSETS - 100.0%	66,951,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	4	Jun 2024	453,500	(13,181)	(13,181)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,185,476 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	208,816	2,735,026	2,735,519	3,580	-	-	208,323	0.0%
Total	208,816	2,735,026	2,735,519	3,580	-	-	208,323

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	5,554,244	5,554,244	-	-
Consumer Discretionary	4,830,606	4,830,606	-	-
Consumer Staples	9,090,158	9,090,158	-	-
Energy	1,071,331	1,071,331	-	-
Financials	11,272,793	11,272,793	-	-
Health Care	10,678,974	10,678,974	-	-
Industrials	9,004,489	9,004,489	-	-
Information Technology	3,111,495	3,111,495	-	-
Materials	2,357,329	2,357,329	-	-
Real Estate	4,411,329	4,411,329	-	-
Utilities	5,086,286	5,086,286	-	-

Money Market Funds	208,323	208,323	-	-
Total Investments in Securities:	66,677,357	66,677,357	-	-
Derivative Instruments: Liabilities
Futures Contracts	(13,181)	(13,181)	-	-
Total Liabilities	(13,181)	(13,181)	-	-
Total Derivative Instruments:	(13,181)	(13,181)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(13,181)
Total Equity Risk	0	(13,181)
Total Value of Derivatives	0	(13,181)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Multifactor ETF
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $63,877,378)	$66,469,034
Fidelity Central Funds (cost $208,323)	208,323

Total Investment in Securities (cost $64,085,701)		$66,677,357
Segregated cash with brokers for derivative instruments		18,941
Foreign currency held at value (cost $112,080)		111,422
Dividends receivable		255,207
Reclaims receivable		78,234
Distributions receivable from Fidelity Central Funds		448
Other receivables		227
Total assets		67,141,836
Liabilities
Payable for investments purchased	$173,980
Accrued management fee	9,648
Payable for daily variation margin on futures contracts	6,240
Total liabilities		189,868
Net Assets		$66,951,968
Net Assets consist of:
Paid in capital		$65,850,977
Total accumulated earnings (loss)		1,100,991
Net Assets		$66,951,968
Net Asset Value, offering price and redemption price per share ($66,951,968 ÷ 2,500,000 shares)		$26.78
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$868,685
Income from Fidelity Central Funds		3,580
Income before foreign taxes withheld		$872,265
Less foreign taxes withheld		(91,242)
Total income		781,023
Expenses
Management fee	$44,119
Independent trustees' fees and expenses	101
Total expenses before reductions	44,220
Expense reductions	(131)
Total expenses after reductions		44,089
Net Investment income (loss)		736,934
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(340,317)
Redemptions in-kind	940,371
Foreign currency transactions	(7,501)
Futures contracts	35,167
Total net realized gain (loss)		627,720
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,616,114
Assets and liabilities in foreign currencies	(4,286)
Futures contracts	(8,683)
Total change in net unrealized appreciation (depreciation)		3,603,145
Net gain (loss)		4,230,865
Net increase (decrease) in net assets resulting from operations		$4,967,799
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$736,934	$628,622
Net realized gain (loss)	627,720	(549,531)
Change in net unrealized appreciation (depreciation)	3,603,145	560,479
Net increase (decrease) in net assets resulting from operations	4,967,799	639,570
Distributions to shareholders	(648,300)	(626,600)

Share transactions
Proceeds from sales of shares	37,075,518	17,630,620
Cost of shares redeemed	(5,329,251)	-

Net increase (decrease) in net assets resulting from share transactions	31,746,267	17,630,620
Total increase (decrease) in net assets	36,065,766	17,643,590

Net Assets
Beginning of period	30,886,202	13,242,612
End of period	$66,951,968	$30,886,202

Other Information
Shares
Sold	1,400,000	700,000
Redeemed	(200,000)	-
Net increase (decrease)	1,200,000	700,000

Financial Highlights
Fidelity® International Multifactor ETF

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$23.76	$22.07	$29.41	$24.01	$26.18	$25.05
Income from Investment Operations
Net investment income (loss) B,C	.40	.70	.65	.65	.57	.55
Net realized and unrealized gain (loss)	2.96	1.67	(7.12)	5.34	(2.07)	1.12
Total from investment operations	3.36	2.37	(6.47)	5.99	(1.50)	1.67
Distributions from net investment income	(.34)	(.68)	(.87)	(.59)	(.67)	(.54)
Total distributions	(.34)	(.68)	(.87)	(.59)	(.67)	(.54)
Net asset value, end of period	$26.78	$23.76	$22.07	$29.41	$24.01	$26.18
Total Return D,E,F	14.15%	10.58%	(22.36)%	25.08%	(5.73)%	6.72%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.18% I	.39%	.39%	.39%	.39%	.39% I
Expenses net of fee waivers, if any	.18 % I	.39%	.39%	.39%	.39%	.39% I
Expenses net of all reductions	.18% I	.39%	.39%	.39%	.39%	.39% I
Net investment income (loss)	3.00% I	2.78%	2.51%	2.28%	2.29%	3.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$66,952	$30,886	$13,243	$17,648	$7,202	$10,473
Portfolio turnover rate J,K	37 % I	60%	61%	74%	69%	35% L

AFor the period February 26, 2019 (commencement of operations) through October 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FBased on net asset value.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JPortfolio turnover rate excludes securities received or delivered in-kind.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity® International Value Factor ETF
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.2
Nestle SA (Reg. S) (United States of America, Food Products)	1.8
BOC Hong Kong (Holdings) Ltd. (China, Banks)	1.7
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.6
Shell PLC (London) (United States of America, Oil, Gas & Consumable Fuels)	1.6
Mitsubishi Corp. (Japan, Trading Companies & Distributors)	1.5
Siemens AG (Germany, Industrial Conglomerates)	1.4
Glencore PLC (Australia, Metals & Mining)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
16.3

Market Sectors (% of Fund's net assets)

Financials	21.8
Industrials	17.4
Consumer Discretionary	10.9
Health Care	10.5
Information Technology	8.6
Consumer Staples	8.0
Materials	7.2
Energy	6.2
Communication Services	3.6
Utilities	3.1
Real Estate	1.8

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Fidelity® International Value Factor ETF
Schedule of Investments April 30, 2024 (Unaudited) Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
Australia - 6.3%
Aristocrat Leisure Ltd.	21,404	554,836
BHP Group Ltd.	39,995	1,117,522
Brambles Ltd.	32,001	303,801
Glencore PLC	281,910	1,650,951
Macquarie Group Ltd.	10,386	1,264,326
QBE Insurance Group Ltd.	105,991	1,220,272
Rio Tinto Ltd.	5,834	494,336
Sonic Healthcare Ltd.	39,279	682,791
TOTAL AUSTRALIA		7,288,835
Canada - 10.0%
Air Canada (a)	51,188	757,099
Canadian Apartment Properties (REIT) unit	2,842	88,641
Canadian National Railway Co.	8,707	1,058,960
Canadian Natural Resources Ltd.	17,763	1,348,791
Canadian Tire Ltd. Class A (non-vtg.)	3,951	382,461
CGI, Inc. Class A (sub. vtg.) (a)	11,832	1,201,329
Fairfax Financial Holdings Ltd. (sub. vtg.)	645	702,681
Fortis, Inc.	9,477	372,913
Manulife Financial Corp.	35,134	821,162
Nutrien Ltd.	22,013	1,163,099
Royal Bank of Canada	13,685	1,326,713
Suncor Energy, Inc.	29,553	1,129,977
The Toronto-Dominion Bank	19,576	1,163,717
TOTAL CANADA		11,517,543
China - 3.5%
BOC Hong Kong (Holdings) Ltd.	644,500	1,990,062
Prosus NV	36,747	1,238,082
Wilmar International Ltd.	354,200	838,912
TOTAL CHINA		4,067,056
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	481	702,673
Svitzer A/S	962	32,389
TOTAL DENMARK		735,062
Finland - 0.5%
Nokia Corp.	162,685	593,434
France - 8.7%
BNP Paribas SA	18,391	1,329,522
Capgemini SA	3,032	641,585
Carrefour SA	38,418	648,629
Compagnie de St.-Gobain	14,985	1,196,256
Dassault Aviation SA	4,582	985,740
Engie SA	73,629	1,280,901
Klepierre SA	27,809	751,100
Publicis Groupe SA	10,593	1,176,264
Teleperformance	5,963	545,015
TotalEnergies SE	19,959	1,463,790
TOTAL FRANCE		10,018,802
Germany - 11.3%
Allianz SE	5,389	1,536,199
BASF AG	22,721	1,194,193
Bayer AG	21,714	635,004
Bayerische Motoren Werke AG (BMW)	10,025	1,098,185
Commerzbank AG	76,302	1,138,939
Deutsche Bank AG	71,819	1,152,655
Fresenius Medical Care AG & Co. KGaA	13,783	583,604
Fresenius SE & Co. KGaA	19,806	592,337
Infineon Technologies AG	20,767	726,551
Mercedes-Benz Group AG (Germany)	17,011	1,290,328
Merck KGaA	3,770	600,428
Siemens AG	8,831	1,660,944
TUI AG (a)	128,453	911,444
TOTAL GERMANY		13,120,811
Hong Kong - 0.4%
CK Asset Holdings Ltd.	107,500	462,509
Italy - 2.2%
Enel SpA	195,304	1,290,771
UniCredit SpA	35,003	1,294,224
TOTAL ITALY		2,584,995
Japan - 23.0%
Daiwa House Industry Co. Ltd.	28,700	809,761
Fujitsu Ltd.	82,300	1,273,737
Honda Motor Co. Ltd.	109,500	1,260,852
INPEX Corp.	43,300	658,312
Itochu Corp.	27,700	1,256,107
Japan Tobacco, Inc.	57,800	1,559,184
KDDI Corp.	49,100	1,372,859
Marubeni Corp.	61,000	1,094,678
Medipal Holdings Corp.	59,600	935,481
Mitsubishi Corp.	75,800	1,743,691
Mitsubishi UFJ Financial Group, Inc.	139,500	1,400,186
Mitsui & Co. Ltd.	30,300	1,470,859
NEC Corp.	17,500	1,278,874
Nippon Steel & Sumitomo Metal Corp.	55,700	1,253,352
Ono Pharmaceutical Co. Ltd.	57,400	830,187
ORIX Corp.	39,000	803,222
Panasonic Holdings Corp.	109,800	964,278
Renesas Electronics Corp.	71,600	1,195,950
Sony Group Corp.	16,600	1,380,301
Subaru Corp.	48,500	1,088,565
Sumitomo Corp.	45,300	1,196,082
Sumitomo Mitsui Financial Group, Inc.	19,700	1,124,176
Tokyo Gas Co. Ltd.	29,300	658,931
TOTAL JAPAN		26,609,625
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	32,894	829,705
Netherlands - 4.7%
ASML Holding NV (Netherlands)	2,903	2,584,727
ING Groep NV (Certificaten Van Aandelen)	81,326	1,292,367
Koninklijke Ahold Delhaize NV	27,195	826,986
Randstad NV	14,706	742,191
TOTAL NETHERLANDS		5,446,271
Singapore - 0.5%
Singapore Telecommunications Ltd.	298,800	521,462
Spain - 1.7%
Banco Santander SA (Spain)	293,214	1,433,723
Repsol SA	37,205	585,782
TOTAL SPAIN		2,019,505
Sweden - 3.0%
Essity AB (B Shares)	29,388	735,242
SSAB AB (B Shares) (b)	114,282	648,673
Telefonaktiebolaget LM Ericsson (B Shares)	104,884	537,230
Volvo AB (B Shares)	60,873	1,571,753
TOTAL SWEDEN		3,492,898
Switzerland - 3.5%
ABB Ltd. (Reg.)	23,626	1,156,377
Novartis AG	16,804	1,631,572
UBS Group AG	45,412	1,201,711
TOTAL SWITZERLAND		3,989,660
United Kingdom - 10.9%
Ashtead Group PLC	14,305	1,046,419
AstraZeneca PLC (United Kingdom)	12,783	1,930,672
BAE Systems PLC	70,192	1,171,586
Barclays PLC	516,300	1,310,425
British American Tobacco PLC (United Kingdom)	47,272	1,391,595
CK Hutchison Holdings Ltd.	89,500	437,705
Compass Group PLC	44,569	1,245,614
HSBC Holdings PLC (United Kingdom)	217,289	1,892,578
Imperial Brands PLC	47,810	1,094,637
Vodafone Group PLC	1,219,717	1,033,350
TOTAL UNITED KINGDOM		12,554,581
United States of America - 7.6%
GSK PLC	48,305	1,011,916
Nestle SA (Reg. S)	20,923	2,103,364
Roche Holding AG (participation certificate)	6,089	1,464,573
Sanofi SA	11,566	1,151,115
Shell PLC (London)	52,699	1,889,209
Stellantis NV (Italy)	50,348	1,124,066
TOTAL UNITED STATES OF AMERICA		8,744,243
TOTAL COMMON STOCKS (Cost $106,618,624)		114,596,997

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	151,929	151,960
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	677,032	677,100
TOTAL MONEY MARKET FUNDS (Cost $829,060)		829,060

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $107,447,684)	115,426,057
NET OTHER ASSETS (LIABILITIES) - 0.2%	244,814
NET ASSETS - 100.0%	115,670,871

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9	Jun 2024	1,020,375	(32,465)	(32,465)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	74,181	11,089,029	11,011,250	6,974	-	-	151,960	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	715,950	38,850	1,279	-	-	677,100	0.0%
Total	74,181	11,804,979	11,050,100	8,253	-	-	829,060

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,103,935	4,103,935	-	-
Consumer Discretionary	12,539,012	12,539,012	-	-
Consumer Staples	9,198,549	9,198,549	-	-
Energy	7,075,861	7,075,861	-	-
Financials	25,398,860	25,398,860	-	-
Health Care	12,049,680	12,049,680	-	-
Industrials	20,130,325	20,130,325	-	-
Information Technology	10,033,417	10,033,417	-	-
Materials	8,351,831	8,351,831	-	-
Real Estate	2,112,011	2,112,011	-	-
Utilities	3,603,516	3,603,516	-	-

Money Market Funds	829,060	829,060	-	-
Total Investments in Securities:	115,426,057	115,426,057	-	-
Derivative Instruments: Liabilities
Futures Contracts	(32,465)	(32,465)	-	-
Total Liabilities	(32,465)	(32,465)	-	-
Total Derivative Instruments:	(32,465)	(32,465)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(32,465)
Total Equity Risk	0	(32,465)
Total Value of Derivatives	0	(32,465)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® International Value Factor ETF
Financial Statements(Unaudited)
Statement of Assets and Liabilities
		April 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $630,044) - See accompanying schedule:
Unaffiliated issuers (cost $106,618,624)	$114,596,997
Fidelity Central Funds (cost $829,060)	829,060

Total Investment in Securities (cost $107,447,684)		$115,426,057
Segregated cash with brokers for derivative instruments		38,784
Cash		13,014
Foreign currency held at value (cost $153,422)		153,741
Dividends receivable		600,781
Reclaims receivable		145,113
Distributions receivable from Fidelity Central Funds		1,847
Total assets		116,379,337
Liabilities
Accrued management fee	$17,326
Payable for daily variation margin on futures contracts	14,040
Collateral on securities loaned	677,100
Total liabilities		708,466
Net Assets		$115,670,871
Net Assets consist of:
Paid in capital		$111,629,623
Total accumulated earnings (loss)		4,041,248
Net Assets		$115,670,871
Net Asset Value, offering price and redemption price per share ($115,670,871 ÷ 4,600,000 shares)		$25.15
Statement of Operations
		Six months ended April 30, 2024 (Unaudited)
Investment Income
Dividends		$2,122,719
Income from Fidelity Central Funds (including $1,279 from security lending)		8,253
Income before foreign taxes withheld		$2,130,972
Less foreign taxes withheld		(214,219)
Total income		1,916,753
Expenses
Management fee	$92,131
Independent trustees' fees and expenses	223
Total expenses before reductions	92,354
Expense reductions	(84)
Total expenses after reductions		92,270
Net Investment income (loss)		1,824,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,181,260)
Redemptions in-kind	3,731,085
Foreign currency transactions	(3,667)
Futures contracts	66,123
Total net realized gain (loss)		2,612,281
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	11,052,295
Assets and liabilities in foreign currencies	(10,074)
Futures contracts	(21,326)
Total change in net unrealized appreciation (depreciation)		11,020,895
Net gain (loss)		13,633,176
Net increase (decrease) in net assets resulting from operations		$15,457,659
Statement of Changes in Net Assets

	Six months ended April 30, 2024 (Unaudited)	Year ended October 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,824,483	$1,738,220
Net realized gain (loss)	2,612,281	502,232
Change in net unrealized appreciation (depreciation)	11,020,895	2,970,322
Net increase (decrease) in net assets resulting from operations	15,457,659	5,210,774
Distributions to shareholders	(1,697,900)	(1,727,100)

Share transactions
Proceeds from sales of shares	47,624,203	41,390,748
Cost of shares redeemed	(19,480,689)	(8,989,408)

Net increase (decrease) in net assets resulting from share transactions	28,143,514	32,401,340
Total increase (decrease) in net assets	41,903,273	35,885,014

Net Assets
Beginning of period	73,767,598	37,882,584
End of period	$115,670,871	$73,767,598

Other Information
Shares
Sold	2,000,000	1,800,000
Redeemed	(800,000)	(400,000)
Net increase (decrease)	1,200,000	1,400,000

Financial Highlights
Fidelity® International Value Factor ETF

	Six months ended (Unaudited) April 30, 2024	Years ended October 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$21.70	$18.94	$24.38	$17.82	$21.89	$20.89
Income from Investment Operations
Net investment income (loss) A,B	.43	.79	.83	.79	.51	.80
Net realized and unrealized gain (loss)	3.41	2.78	(5.32)	6.54	(4.09)	1.05
Total from investment operations	3.84	3.57	(4.49)	7.33	(3.58)	1.85
Distributions from net investment income	(.39)	(.81)	(.95)	(.77)	(.49)	(.85)
Total distributions	(.39)	(.81)	(.95)	(.77)	(.49)	(.85)
Net asset value, end of period	$25.15	$21.70	$18.94	$24.38	$17.82	$21.89
Total Return C,D,E	17.77%	18.72%	(18.82)%	41.36%	(16.32)%	9.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18% H	.39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.18 % H	.39%	.39%	.39%	.39%	.39%
Expenses net of all reductions	.18% H	.39%	.39%	.39%	.39%	.39%
Net investment income (loss)	3.56% H	3.52%	3.79%	3.32%	2.60%	3.74%
Supplemental Data
Net assets, end of period (000 omitted)	$115,671	$73,768	$37,883	$41,449	$14,254	$13,135
Portfolio turnover rate I	57 % H,J	81% J	69% J	101% J	76% J	56%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EBased on net asset value.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended April 30, 2024

1. Organization.
Fidelity Emerging Markets Multifactor ETF, Fidelity International High Dividend ETF, Fidelity International Multifactor ETF and Fidelity International Value Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Emerging Markets Multifactor ETF and Fidelity International Multifactor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds; normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable. Fidelity Emerging Markets Multifactor ETF did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Multifactor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, tax return of capital distribution, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Emerging Markets Multifactor ETF	56,014,045	6,504,045	(3,249,843)	3,254,202
Fidelity International High Dividend ETF	96,342,143	5,957,086	(6,385,775)	(428,689)
Fidelity International Multifactor ETF	64,160,878	5,154,925	(2,651,627)	2,503,298
Fidelity International Value Factor ETF	107,607,558	11,830,853	(4,044,819)	7,786,034

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Emerging Markets Multifactor ETF	(1,719,663)	(1,721,069)	(3,440,732)
Fidelity International High Dividend ETF	(4,953,437)	(4,182,330)	(9,135,767)
Fidelity International Multifactor ETF	(1,527,752)	(657,571)	(2,185,323)
Fidelity International Value Factor ETF	(2,954,147)	(3,800,525)	(6,754,672)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Multifactor ETF	33,314,030	10,774,502
Fidelity International High Dividend ETF	56,928,508	55,594,514
Fidelity International Multifactor ETF	11,031,566	8,335,395
Fidelity International Value Factor ETF	30,566,707	26,832,703

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.
	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Emerging Markets Multifactor ETF	6,300,675	-
Fidelity International High Dividend ETF	8,601,348	6,092,784
Fidelity International Multifactor ETF	34,218,878	5,345,252
Fidelity International Value Factor ETF	43,284,734	19,407,109
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fee Rate
Fidelity Emerging Markets Multifactor ETF	.25%
Fidelity International High Dividend ETF	.18%
Fidelity International Multifactor ETF	.18%
Fidelity International Value Factor ETF	.18%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity International High Dividend ETF	697	-	-
Fidelity International Value Factor ETF	175	-	-
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Emerging Markets Multifactor ETF	277
Fidelity International High Dividend ETF	166
Fidelity International Multifactor ETF	131
Fidelity International Value Factor ETF	84
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount at least equal to 105% and up to 115% of the daily mark-to-market value of the deposit securities not yet received.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Emerging Markets Multifactor ETF	.25%
Actual		$ 1,000	$ 1,170.40	$ 1.35
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26

Fidelity® International High Dividend ETF	.18%
Actual		$ 1,000	$ 1,174.80	$ .97
Hypothetical-B		$ 1,000	$ 1,023.97	$ .91

Fidelity® International Multifactor ETF	.18%
Actual		$ 1,000	$ 1,141.50	$ .96
Hypothetical-B		$ 1,000	$ 1,023.97	$ .91

Fidelity® International Value Factor ETF	.18%
Actual		$ 1,000	$ 1,177.70	$ .97
Hypothetical-B		$ 1,000	$ 1,023.97	$ .91

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9885305.106
IHD-IVE-SANN-0624

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024